                        ANNUAL REPORT / MARCH 31 1999

                         AIM TAX-FREE INTERMEDIATE FUND

                                [COVER IMAGE]

                           [AIM LOGO APPEARS HERE]

                                 [COVER IMAGE]

               --------------------------------------------------

                     THE LIBRARY BY FELIX EDOUARD VALLOTTON

                               (1865-1925, SWISS)

            VALLOTTON'S WORK IS WIDELY DIVERSIFIED AND COMPRISES MORE

              THAN 200 ENGRAVINGS, INNUMERABLE DRAWINGS, SOME 1700

            PAINTINGS, A FEW SCULPTURES, AS WELL AS A COLLECTION OF

        WRITINGS. HIS QUIET PAINTING OF THE LIBRARY REFLECTS THE ORDER,

                 DIVERSITY, AND PATIENCE OF LONG-TERM INVESTING.

               --------------------------------------------------

AIM Tax-Free Intermediate Fund is for shareholders who seek a high level of income exempt from federal taxes. The Fund purchases high-quality municipal bonds maturing in 10-1/2 years or less.

ABOUT FUND PERFORMANCE AND PORTFOLIO DATA THROUGHOUT THIS REPORT:

o AIM Tax-Free Intermediate Fund performance figures are historical and reflect reinvestment of all distributions and changes in net asset value. Unless otherwise indicated, the Fund's performance is computed at net asset value without a sales charge. When sales charges are included in performance figures, those figures reflect the maximum 1.00% sales charge.
o During the fiscal year ended 3/31/99, the Fund paid distributions of $0.492 per share.
o The 30-day yield is calculated on the basis of a formula defined by the SEC. The formula is based on the portfolio's potential earnings from dividends, interest, yield-to-maturity or yield-to-call of the bonds in the portfolio, net of all expenses and expressed on an annualized basis.
o The taxable-equivalent yield is calculated in the same manner as the 30-day yield with an adjustment for a stated, assumed tax rate.
o The Fund's annualized distribution rate reflects the Fund's most recent monthly dividend distribution multiplied by 12 and divided by the most recent month-end net asset value.
o The Fund's investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

ABOUT INDEXES AND OTHER PERFORMANCE BENCHMARKS CITED IN THIS REPORT:

o The Lehman Municipal Bond Index is an unmanaged composite representing an approximation of the performance of investment-grade municipal bonds.
o The unmanaged Lipper Intermediate Municipal Funds Index represents an average of the performance of the 30 largest intermediate-term municipal bond funds tracked by Lipper, Inc., an independent mutual funds performance monitor.
o The unmanaged Lipper Short-Intermediate Municipal Debt Index represents an average of the performance of the 30 largest short-intermediate municipal bond funds tracked by Lipper, Inc.
o Government securities, such as U.S. Treasury bills, notes, and bonds, offer a high degree of safety and are guaranteed as to the timely payment of principal and interest if held to maturity. Fund shares are not insured and their value and yield will vary with market conditions.
o An investment cannot be made in any index listed. Unless otherwise indicated, index results include reinvested dividends and do not reflect sales charges.

         AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OF A BANK AND IS NOT
             INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE
              CORPORATION OR ANY OTHER GOVERNMENT AGENCY. THERE IS
                     A RISK THAT YOU COULD LOSE A PORTION OR
                               ALL OF YOUR MONEY.

   This report may be distributed only to current shareholders or to persons who have received a current prospectus of the Fund.


                         AIM TAX-FREE INTERMEDIATE FUND

                        ANNUAL REPORT / CHAIRMAN'S LETTER




                    Dear Fellow Shareholder:

                    For much of the fiscal year, bond markets were both
  [PHOTO OF         turbulent and narrow. These conditions stemmed from a
  Charles T.        succession of economic crises overseas as well as ongoing
    Bauer,          political debate in the United States. In this environment,
 Chairman of        investors favored the safest asset classes, particularly
 the Board of       U.S. Treasury securities, and shunned lower-rated bonds.
   THE FUND         Toward the end of the year, however, the performance of
 APPEARS HERE]      bonds other than Treasury issues began to improve as it
                    became increasingly apparent that robust economic growth in the United States had been largely unaffected by crises in developing nations.
                        Despite volatility in other segments of the
                    fixed-income market, municipal bonds remained relatively stable in value during the fiscal year. Supply tended to match demand, and that kept municipal-bond prices from fluctuating significantly.
    We remain optimistic about the long-term prospects for municipal bonds. As incomes rise and more Americans become subject to the higher tax brackets, municipal bonds could become increasingly attractive as an investment option. And despite considerable political rhetoric about replacing the current federal tax system with a flat tax or a national sales tax, we believe the prospects that this will actually occur are remote.
    On the pages that follow, your Fund's managers offer more detailed discussion of how markets behaved, how they managed the portfolio in light of recent volatility, and what they foresee for markets and your Fund. We hope you find their discussion informative.

HOW SHOULD INVESTORS RESPOND?
We understood how unnerving recent uncertainty could have been. Of course, our repeated message to you is to keep a long-term outlook on investments rather than responding to short-term fluctuations. And we are pleased to note that most mutual fund shareholders remained cool headed and did not pull out of the markets. In the end, most were rewarded for their long-term perspective.
    In view of recent volatility and the divergent performance of market sectors, this may be a very good time to meet with your financial consultant to review your current asset allocation and the diversification of your portfolio. Broad portfolio diversification remains one of the most fundamental principles of investing, along with long-term thinking and realistic expectations.

YEAR 2000 CONCERN
Many of our shareholders have asked us about AIM's year 2000 readiness status. We appreciate these concerns, and we take the year 2000 issue seriously. AIM has devoted considerable effort to creating a comprehensive plan for assessing, correcting and testing our in-house systems. We also participated in an industrywide testing effort in March. But no matter how well we prepare and test, no one can know for sure what the year 2000 will bring. Our industry's systems are connected in complex ways to many third parties, and there may be unforeseen problems when the year 2000 actually arrives. Though we cannot predict what all these problems might be, we are working with our business recovery team to develop contingency plans appropriate for a variety of year 2000 scenarios.
   We are pleased to send you this report on your Fund's recent performance. If you have any questions or comments, please contact our Client Services department at 800-959-4246, or e-mail your inquiry to us at general@aimfunds.com. You can access information about your account through our AIM Investor Line at 800-246-5463 or at our Web site, www.aimfunds.com. We often post market updates on our Web site.
    We thank you for your continued participation in The AIM Family of Funds--Registered Trademark--.

Sincerely,

/s/ CHARLES T. BAUER

Charles T. Bauer
Chairman


                        -------------------------------

                              WE REMAIN OPTIMISTIC

                              ABOUT THE LONG-TERM

                                 PROSPECTS FOR

                                MUNICIPAL BONDS.

                        -------------------------------



                         AIM TAX-FREE INTERMEDIATE FUND

                       ANNUAL REPORT / MANAGERS' OVERVIEW



MUNICIPAL BONDS COMPETE FAVORABLY
WITH TREASURIES

                      -----------------------------------

                         NEAR THE END OF 1998 MUNICIPAL

                        BONDS WERE YIELDING ABOUT 90% TO

                            95% OF TREASURY YIELDS.

                      -----------------------------------

HOW DID AIM TAX-FREE INTERMEDIATE FUND PERFORM DURING THE REPORTING PERIOD? Through the end of 1998, municipal bonds were yielding close to and, at times, more than the comparable Treasury bond. As a result, municipal bond investors have enjoyed tax-free income at yields close to the yields of taxable securities. Although municipal bond yields were still competitive with Treasury yields in early 1999, the yield spread has widened. Near the end of 1998 municipal bonds were yielding about 90% to 95% of Treasury yields. Due to a recent spike in Treasury yields in early 1999, municipal bond yields have moved back to the more traditional level of 80% to 85% of Treasury yields.
    For the year ended March 31, 1999, AIM Tax-Free Intermediate Fund returned 5.27% at net asset value, that is, without sales charges. This outpaced the 5.20% return for the Lipper Intermediate Municipal Funds Index and the 4.76% total return for the Lipper Short-Intermediate Municipal Debt Index. During the fiscal year, net asset value per share moved with in a relatively narrow range of $10.92 to $11.27, continuing the Fund's history of relative price stability. Despite the market turbulence during the reporting period, your Fund continued to provide solid current income (see chart below), exempt from federal taxes. The Fund's net assets under management grew to more than $244 million at the close of the fiscal year.

WHAT WERE THE MAJOR DEVELOPMENTS IN THE MUNICIPAL BOND MARKET DURING THE FISCAL YEAR?
Historically low interest rates and healthy budgets led municipalities to issue debt at a near record pace during 1998. Total municipal bond issuance surged to $284 billion vs. $221 billion in 1997, up 28% for the year. This lofty issuance was the second highest total, just $8 billion shy of the record established in 1993. The large increase in new-issue supply helped to curb price volatility of municipal bonds.
    Global economic uncertainty in the third quarter of 1998 caused investors to seek the relative safety of Treasury issues, leaving the municipal bond market relatively untouched. As investors flooded the Treasury market, the yield spread between Treasuries and municipal bonds narrowed. Municipal bond prices remained flat and yields high, allowing municipal bonds to compare favorably to taxable Treasury securities. For the first time since 1986, the yields of both types of securities were comparable.
    Stabilization in world markets during the first quarter of 1999 eased the flight-to-quality bid seen on Treasury securities during the third quarter. Credit spreads narrowed and Treasury yields slowly rose in early 1999. Municipals outperformed Treasuries on a percentage basis during this time due to more stable market conditions.


FUND PROVIDES SOLID INCOME

As Of 3/31/99

================================================================================
30-Day Distribution
Rate at NAV                  4.42%

Taxable Equivalent
Distribution Rate*           7.32%

30-Day SEC Yield at
Maximum Offering Price       3.46%

Taxable Equivalent
30-Day SEC Yield*            5.73%

*Assumes highest marginal federal tax rate of 39.6%.
================================================================================


HISTORY OF NET ASSET VALUE STABILITY

5/11/87-3/31/99

================================================================================
10.00     5/11/87        10.07     6/91           10.84     9/95
 9.93     6/87           10.2      9/91           10.92     12/95
 9.59     9/87           10.33     12/91          10.79     3/96
 9.79     12/87          10.27     3/92           10.72     6/96
 9.89     3/88           10.43     6/92           10.74     9/96
 9.82     6/88           10.55     9/92           10.8      12/96
 9.86     9/88           10.58     12/92          10.73     3/97
 9.81     12/88          10.74     3/93           10.86     6/97
 9.69     3/89           10.87     6/93           10.97     9/97
 9.94     6/89           11.03     9/93           11.06     12/97
 9.77     9/89           11.02     12/93          11.05     3/98
 9.99     12/89          10.62     3/94           11.04     6/98
 9.89     3/90           10.61     6/94           11.2      9/98
 9.93     6/90           10.56     9/94           11.16     12/98
9.88      9/90           10.38     12/94          11.13     3/99
10.01     12/90          10.67     3/95
10.07     3/91           10.76     6/95

Source: Towers Data Systems HYPO--Registered Trademark--. There is no guarantee the Fund will maintain a constant NAV. Investment return will vary so that you may have a gain or a loss when you sell shares. Past performance cannot guarantee comparable future results.
================================================================================


30-YEAR U.S. TREASURY VS. MUNICIPAL BOND YIELDS

3/31/98-3/31/99

================================================================================
             30-YR         LEHMAN
             U.S.          MUNI
             TREASURY      BOND INDEX
             BOND
--------------------------------------------------------------------------------
3/98         5.93          5.19
4/98         5.95          5.3
5/98         5.8           5.14
6/98         5.63          5.12
7/98         5.71          5.16
8/98         5.26          5.00
9/98         4.97          4.88
10/98        5.15          4.97
11/98        5.07          4.96
12/98        5.09          5.00
1/99         5.09          4.93
2/99         5.58          5.03
3/99         5.62          5.05

Sources: Bloomberg, Lehman Brothers.
================================================================================

          See important Fund and index disclosures inside front cover.

                         AIM TAX-FREE INTERMEDIATE FUND

                       ANNUAL REPORT / MANAGERS' OVERVIEW


PORTFOLIO COMPOSITION

As of 3/31/99, based on total net assets

================================================================================
TOP FIVE BOND HOLDINGS
--------------------------------------------------------------------------------
                              COUPON            MATURITY       % OF PORTFOLIO
--------------------------------------------------------------------------------
1. Chicago (City of)          5.10%            06/01/04            4.30%
2. Louisiana (State of)       6.00%            04/15/07            2.28%
3. Hawaii (State of)          6.00%            03/01/07            2.27%
4. New York (City of)         5.60%            11/01/05            2.20%
5. Nassau (County of)         5.15%            03/01/07            2.16%
================================================================================


================================================================================
BOND-TYPE DIVERSIFICATION                    PORTFOLIO CREDIT QUALITY
--------------------------------------------------------------------------------
Revenue Bonds                 64%            A              15%
General Obligation Bonds      30%            AA             12%
Escrow & Prerefunding          6%            AAA            73%
================================================================================


================================================================================
Number of Holdings        197
Average Maturity          4.5 years
Duration                  4.5 years
Average Quality Rating    AA+
================================================================================

Please keep in mind that the Fund's portfolio is subject to change and there is no assurance the Fund will continue to hold any particular security.

    Through early 1999, investor interest in fixed-income securities continued as renewed market volatility drove investors to seek the relative safety of bond funds. January saw strong asset inflows to municipal bond mutual funds, with portfolios gaining more than $2.5 billion. The so-called January effect, when investor demand is great but supply is scant, pushed tax-exempt prices higher, disturbing the attractive ratio of municipals to Treasury issues.

GIVEN CURRENT ECONOMIC CONDITIONS, HOW HAVE YOU MANAGED THE PORTFOLIO?
We continued to emphasize revenue bonds, as opposed to general obligation bonds, in the Fund's portfolio. Revenue bonds tend to be less sensitive to political and economic changes because they are issued by state and city agencies to fund projects that are public necessities, so their demand should remain constant regardless of economic conditions. Shareholders may benefit from their consistent payout in the event of an economic slowdown. As of March 31, 1999, the Fund had 64% of its portfolio in revenue bonds. General obligation bonds, which are used to raise funds for municipal capital improvements, accounted for 30% of the Fund's total net assets. At the reporting period's close, the Fund remained well diversified across 197 holdings.

WHAT WAS THE CREDIT QUALITY OF THE FUND'S PORTFOLIO?
As of March 31, 1999, the average credit quality in the Fund's portfolio was AA+ as rated by Standard & Poor's, Moody's, and Fitch--all widely known credit-rating agencies. The ratings are historical and are based on analysis of the bond's investment qualities. The Fund continued to focus on high-quality debt issues, with 73% of its portfolio in AAA-rated bonds. Credit-enhanced securities--those backed by insurance or escrowed with U.S. Treasury securities--composed about 6% of the portfolio.

HOW DO YOU MANAGE FOR TAX EFFICIENCY?
We make every effort to avoid transactions that would result in capital gains that are not offset by capital losses.

WHAT IS YOUR OUTLOOK FOR THE FUTURE?
At the close of the fiscal year, we remain optimistic about fixed-income investments, including municipal bonds. The current low-inflation climate and steady growth rate of the U.S. economy should bode well for the municipal bond market in the coming months. Moreover, the yields and prices of municipal bonds remained competitive with U.S. Treasury issues. Given these conditions as well as their tax advantage, municipal bonds may prove to be increasingly attractive in comparison to their Treasury counterparts.

                    -----------------------------------------

                       WE CONTINUED TO EMPHASIZE REVENUE

                     BONDS, AS OPPOSED TO GENERAL OBLIGATION

                         BONDS, IN THE FUND'S PORTFOLIO.

                    -----------------------------------------


          See important Fund and index disclosures inside front cover.

                         AIM TAX-FREE INTERMEDIATE FUND

                       ANNUAL REPORT / PERFORMANCE HISTORY

YOUR FUND'S LONG-TERM PERFORMANCE

RESULTS OF A $10,000 INVESTMENT
AIM TAX-FREE INTERMEDIATE FUND VS. BENCHMARK INDEX

3/31/89-3/31/99

================================================================================
                       AIM TAX-FREE            LEHMAN MUNICIPAL
                     INTERMEDIATE FUND             BOND INDEX

3/31/89                  $ 9,898                   $10,000
3/90                      10,750                    11,055
3/91                      11,646                    12,075
3/92                      12,625                    13,281
3/93                      13,888                    14,944
3/94                      14,371                    15,291
3/95                      15,113                    16,427
3/96                      16,028                    17,804
3/97                      16,723                    18,774
3/98                      18,026                    20,785
3/99                      18,976                    22,074
================================================================================

PAST PERFORMANCE IS NO GUARANTEE OF COMPARABLE FUTURE RESULTS.

================================================================================


================================================================================
AVERAGE ANNUAL TOTAL RETURNS

AS OF 3/31/99, INCLUDING SALES CHARGES


  10 Years                 6.62%
   5 Years                 5.50
   1 Year                  4.24*

*5.27%, excluding sales charges
================================================================================

Source: Towers Data Systems HYPO--Registered Trademark--.

    Your Fund's total return includes sales charges, expenses and management fees. For Fund performance calculations and descriptions of indexes cited on this page, please refer to the inside front cover.

MARKET VOLATILITY CAN SIGNIFICANTLY IMPACT SHORT-TERM PERFORMANCE. RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE HISTORICAL PERFORMANCE SHOWN.

ABOUT THIS CHART
The chart compares your Fund to a benchmark index. It is intended to give you a general idea of how your Fund performed compared to the bond market over the period 3/31/89-3/31/99. It is important to understand the difference between your Fund and an index. Your Fund's total return is shown with a sales charge and includes Fund expenses and management fees. An index measures the performance of a hypothetical portfolio, in this case the Lehman Municipal Bond Index. Unlike your Fund, the index is not managed; therefore, there are no sales charges, expenses, or fees. You cannot invest in an index. But if you could buy all the securities that make up a particular index, you would incur expenses that would affect the return of your investment.

                         AIM TAX-FREE INTERMEDIATE FUND

SCHEDULE OF INVESTMENTS

March 31, 1999

                            RATING(a)       PAR        MARKET
                           S&P  MOODY'S    (000)       VALUE
ALABAMA-1.41%

Alabama State Municipal
 Electric Authority;
 Power Supply Series A
 RB
  6.30%, 09/01/01(b)       AAA   Aaa      $   400   $    425,200
----------------------------------------------------------------
Birmingham (City of)
  Special Care Facilities
  Financing Authority
  (Charity Obligation
  Group); Hospital Series
  1997 D RB
  4.95%, 11/01/07(c)       AA+   Aa2          970      1,009,120
----------------------------------------------------------------
McIntosh Alabama
  Industrial Development
  Board Environmental
  Improvement; RB
  5.00%, 06/01/08          AA-    A2        2,000      2,013,240
----------------------------------------------------------------
                                                       3,447,560
----------------------------------------------------------------

ALASKA-3.22%

Alaska State Housing
  Financing Corp.; Series
  A RB
  2.95%, 06/01/26(d)       A1+  VMIG-1      4,728      4,728,000
----------------------------------------------------------------
Anchorage (City of);
  School Series 1994 GO
  5.50%, 07/01/06(b)       AAA   Aaa        1,950      2,104,070
----------------------------------------------------------------
Matanuska-Susitna
  Borough; School
  District Series A GO
  5.00%, 03/01/09(b)       AAA   Aaa        1,000      1,047,700
----------------------------------------------------------------
                                                       7,879,770
----------------------------------------------------------------

ARIZONA-4.27%

Maricopa County (Gilbert
  Unified School District
  #41 Project of 1988);
  School Improvement
  Series 1992 E GO
  6.20%, 07/01/02(e)       AAA   Aaa        1,250      1,344,400
----------------------------------------------------------------
Maricopa County School
  District #90 (Ruth
  Fisher Elementary);
  Series 1997 GO
  4.70%, 07/01/99          --     A2        1,300      1,304,446
----------------------------------------------------------------
Maricopa County (Phoenix
  Unified High School
  District #210 Project
  of 1995); School
  Improvement Series C GO
  4.00%, 07/01/00          AA    Aa3        2,500      2,522,750
----------------------------------------------------------------
Mohave County Unified
  School District #1
  (Lake Havasu); Series A
  GO
  5.40%, 07/01/06(b)       AAA   Aaa          200        216,124
----------------------------------------------------------------
Navajo County Unified
  School District; Series
  1997 A GO
  5.00%, 07/01/07(b)       AAA   Aaa          450        474,818
----------------------------------------------------------------
Nogales Municipal
  Development Authority;
  RB
  4.20%, 06/01/08(b)       AAA   Aaa          710        701,998
----------------------------------------------------------------
  4.30%, 06/01/09(b)       AAA   Aaa          530        527,387
----------------------------------------------------------------

                            RATING(a)       PAR        MARKET
                           S&P  MOODY'S    (000)       VALUE
ARIZONA-(CONTINUED)

Phoenix (City of); Senior
  Lien Street and Highway
  User; Refunding Series
  1992 RB
  6.20%, 07/01/02          AA     A1      $ 1,000   $  1,075,520
----------------------------------------------------------------
Prescott (City of) Water
  District; RB
  4.25%, 01/01/09(b)       AAA   Aaa          500        492,525
----------------------------------------------------------------
Yuma County School
  District #13 (Crane
  Elementary); Refunding
  Series GO
  5.25%; 07/01/01(b)       --    Aaa          675        700,157
----------------------------------------------------------------
Yuma Industrial
  Development Authority
  (Yuma Regional Medical
  Center Project); Health
  Care Facilities Series
  1997 Refunding RB
  5.70%, 08/01/06(b)       AAA   Aaa        1,000      1,090,330
----------------------------------------------------------------
                                                      10,450,455
----------------------------------------------------------------

ARKANSAS-3.14%

Arkansas State
  Development Financial
  Authority; Correction
  Facility Series 1996 RB
  6.25%, 10/01/06(b)       AAA   Aaa        1,800      2,042,334
----------------------------------------------------------------
Conway (City of); Sales
  and Use Tax Capital
  Improvement Series 1997
  A RB
  4.80%, 12/01/07(b)       AAA   Aaa          825        852,093
----------------------------------------------------------------
Little Rock (City of)
  (Baptist Medical
  Center); Health
  Facility Hospital
  Series RB
  6.70%, 11/01/04(b)       AAA   Aaa        1,400      1,575,854
----------------------------------------------------------------
North Little Rock (City
  of); Electric System
  Refunding Series 1992 A
  RB
  6.00%, 07/01/01(b)       AAA   Aaa          500        526,630
----------------------------------------------------------------
Pulaski Special School
  District; Refunding
  Series GO
  4.50%, 02/01/02          --     A3        1,065      1,086,417
----------------------------------------------------------------
Sebastian (County of)
  (Arkansas Community Jr.
  College District);
  Refunding & Improvement
  Series 1997 GO
  5.10%, 04/01/06(b)       --    Aaa          500        531,665
----------------------------------------------------------------
  5.20%, 04/01/07(b)       --    Aaa        1,000      1,070,750
----------------------------------------------------------------
                                                       7,685,743
----------------------------------------------------------------

CALIFORNIA-2.53%

California Health Care
  Facilities Financing
  Authority (Casa De Las
  Campanas); Hospital
  Series A RB
  4.875%, 08/01/08         A+     --          700        726,236
----------------------------------------------------------------

                            RATING(a)       PAR        MARKET
                           S&P  MOODY'S    (000)       VALUE
CALIFORNIA-(CONTINUED)

California Intercommunity
  Hospital Financing
  Authority; Certificates
  of Participation
  4.60%, 11/01/08(b)        A     --      $ 1,210   $  1,211,815
----------------------------------------------------------------
California State Public
  Works Board (Department
  of Corrections) (State
  Prison-Madera County);
  Lease Series 1990 A RB
  7.00%, 09/01/00           A     A           100        104,985
----------------------------------------------------------------
Folsom (City of) (School
  Facilities Project);
  Series 1994 B GO
  6.00%, 08/01/02(b)       Aaa   Aaa          500        539,150
----------------------------------------------------------------
Inglewood (City of)
  (Daniel Freeman
  Hospital Inc.); Insured
  Hospital Series 1991 RB
  6.50%, 05/01/01(e)       NRR   NRR          400        424,564
----------------------------------------------------------------
Orange (County of);
  Refunding Recovery
  Series A RB
  5.50%, 06/01/06(b)       AAA   Aaa        1,000      1,093,100
----------------------------------------------------------------
Parking Authority of the
  City and County of San
  Francisco; Parking
  Meter Series 1994 RB
  6.75%, 06/01/05(b)       AAA   Aaa          500        577,545
----------------------------------------------------------------
South San Francisco
  Capital Improvement
  Financing Authority;
  Redevelopment Series A
  RB
  4.30%, 09/01/08(b)        A     --        1,255      1,242,513
----------------------------------------------------------------
West End Water
  Development, Treatment,
  and Conservation Joint
  Powers Authority; Water
  Facilities Series 1990
  Certificates of
  Participation
  7.00%, 10/01/00(e)       NRR   NRR          250        263,007
----------------------------------------------------------------
                                                       6,182,915
----------------------------------------------------------------

COLORADO-0.49%

Highlands Ranch
  Metropolitan District
  #3; Refunding Series B
  RB
  4.50%; 12/01/04(b)        A     --        1,175      1,199,628
----------------------------------------------------------------

CONNECTICUT-0.99%

Connecticut (State of);
  Special Tax Obligation
  RB
  2.90%, 12/01/10(d)       A1+  VMIG-1         20         20,000
----------------------------------------------------------------
Connecticut (State of)
  Developing Authority
  (Independent Living
  Project); RB
  2.80%, 07/01/15(d)       --   VMIG-1        128        128,000
----------------------------------------------------------------
New Haven (City of);
  Series 1997 GO
  6.00%, 02/15/06(b)       AAA   Aaa        2,050      2,278,104
----------------------------------------------------------------
                                                       2,426,104
----------------------------------------------------------------

                            RATING(a)       PAR        MARKET
                           S&P  MOODY'S    (000)       VALUE
DELAWARE-1.63%

Delaware Transportation
  Authority; Senior Lien
  Transportation System
  Series 1991 RB
  6.00%, 07/01/01(c)(e)    AAA   Aaa      $   750   $    789,945
----------------------------------------------------------------
University of Delaware;
  RB
  3.00%, 11/23/23(d)       --    A-1+       3,187      3,187,000
----------------------------------------------------------------
                                                       3,976,945
----------------------------------------------------------------

DISTRICT OF
  COLUMBIA-4.24%

District of Columbia;
  Refunding Unlimited Tax
  Series B GO
  6.125%, 06/01/02(c)(e)   AAA   Aaa           60         65,264
----------------------------------------------------------------
  6.125%, 06/01/03(b)      AAA   Aaa        2,960      3,201,240
----------------------------------------------------------------
  5.50%, 06/01/07(b)       AAA   Aaa        3,000      3,221,730
----------------------------------------------------------------
District of Columbia
  (American Association
  Advancement Science);
  Series 1997 RB
  5.00%, 01/01/05(b)       AAA   Aaa          800        837,256
----------------------------------------------------------------
District of Columbia
  (Medlantic Healthcare
  Group); RB
  5.50%, Refunding Series
  1993 A, 08/15/06(e)      AAA   Aaa          500        541,410
----------------------------------------------------------------
  6.00%, Series 1996 A,
  08/15/06(e)              AAA   Aaa        1,550      1,727,025
----------------------------------------------------------------
  6.00%, Series 1996 A,
  08/15/07(e)              AAA   Aaa          500        559,865
----------------------------------------------------------------
District of Columbia (The
  Howard University
  Issue); University
  Series 1990 A RB
  6.90%, 10/01/00(e)       AAA   NRR          200        209,762
----------------------------------------------------------------
                                                      10,363,552
----------------------------------------------------------------

FLORIDA-2.19%

Broward (County of)
  Expressway Authority;
  Refunding Series A GO
  6.50%, 07/01/04          AA+   Aa2        1,000      1,001,740
----------------------------------------------------------------
Lee (County of) Housing
  Financial Authority
  (Forestwood Apartments
  Project); Series A RB
  2.90%, 06/15/25(d)       AAA    --           58         58,000
----------------------------------------------------------------
Miami Beach (City of)
  Health Facilities
  Authority (South
  Shore); Hospital Series
  A RB
  4.80%, 08/01/08           A     --        1,000      1,022,570
----------------------------------------------------------------
Palm Beach County Solid
  Waste Authority;
  Refunding Series 1997 A
  RB
  5.50%, 10/01/06(b)       AAA   Aaa        3,000      3,272,430
----------------------------------------------------------------
                                                       5,354,740
----------------------------------------------------------------

GEORGIA-3.76%

Albany (City of); Sewer
  System Series 1992 RB
  6.30%, 07/01/02(e)       AAA   Aaa          500        539,270
----------------------------------------------------------------

                            RATING(a)       PAR        MARKET
                           S&P  MOODY'S    (000)       VALUE
GEORGIA-(CONTINUED)

De Kalb (County of)
  Private Hospital
  Authority (Egleston
  Childrens' Hospital);
  Revenue Anticipation
  Certificates Series A
  RB
  2.90%, 03/01/24(d)       A1+  VMIG-1    $   141   $    141,000
----------------------------------------------------------------
Fulton (County of); Water
  and Sewer Refunding
  Series 1992 RB
  5.75%, 01/01/02(b)       AAA   Aaa          715        753,145
----------------------------------------------------------------
Georgia (State of);
  Series 1988 D GO
  7.10%, 06/01/99          AAA   Aaa        2,000      2,012,240
----------------------------------------------------------------
Georgia State Municipal
  Electric Authority; RB
  4.75%, Refunding Sub-
  Series A, 01/01/08(b)    AAA   Aaa        3,000      3,099,480
----------------------------------------------------------------
  6.00%, Series V,
  01/01/01(b)              AAA   Aaa        1,000      1,040,830
----------------------------------------------------------------
Metropolitan Atlanta
  Rapid Transportation
  Authority; Sales Tax
  Refunding Series M RB
  6.15%, 07/01/02          AA-    A1          500        535,235
----------------------------------------------------------------
Savannah (City of)
  Hospital Authority (St.
  Joseph's Candler Health
  System); Refunding
  Series A RB
  5.25%, 07/01/08(b)       --    Aaa        1,000      1,068,570
----------------------------------------------------------------
                                                       9,189,770
----------------------------------------------------------------

HAWAII-3.39%

Hawaii (State of);
  Refunding Series 1997
  GO
  6.00%, 03/01/07(b)       AAA   Aaa        5,000      5,553,550
----------------------------------------------------------------
Hawaii (State of)
  (Kapolei State Office
  Building); Series A
  Certificates of
  Participation
  4.50%, 05/01/09(b)       AAA   Aaa        2,725      2,735,873
----------------------------------------------------------------
                                                       8,289,423
----------------------------------------------------------------

ILLINOIS-7.76%

Chicago (City of); Series
  1997 GO
  6.00%, 01/01/06(b)       AAA   Aaa          500        552,290
----------------------------------------------------------------
Chicago (City of) School
  Financial Authority;
  Refunding Series A GO
  5.10%, 06/01/04(b)       AAA   Aaa       10,000     10,516,600
----------------------------------------------------------------
Hoffman Estates Illinois
  Multifamily Housing
  (Park Place Apartments
  Project); Refunding
  Series 1996 RB
  5.75%, 06/01/06(c)       AAA   Aaa        1,250      1,327,813
----------------------------------------------------------------
Illinois Development
  Financial Authority
  (American College
  Surgeons); Series 1996
  RB
  3.10%, 08/01/26(d)       A1+    --           53         53,000
----------------------------------------------------------------
Illinois Development
  Financial Authority;
  Series 1997 IDR
  4.80%, 08/01/25          AA-    --        1,000      1,027,560
----------------------------------------------------------------

                            RATING(a)       PAR        MARKET
                           S&P  MOODY'S    (000)       VALUE
ILLINOIS-(CONTINUED)

Illinois Educational
  Facilities Authority
  (Augustana College);
  Series 1997 RB
  4.80%, 10/01/99(b)       AAA    --      $   375   $    378,139
----------------------------------------------------------------
Illinois Health
  Facilities Authority;
  Series D RB
  2.95%, 08/01/15(d)       A1+  VMIG-1        315        315,000
----------------------------------------------------------------
Illinois Health
  Facilities Authority
  (Alexian Brothers
  Health System); RB
  5.00%, 01/01/06(b)       AAA   Aaa        1,000      1,041,680
----------------------------------------------------------------
Illinois Health
  Facilities Authority
  (Edward Obligated
  Group); Series 1997 A
  RB
  4.90%, 02/15/08(b)       AAA   Aaa          835        863,448
----------------------------------------------------------------
Illinois Health
  Facilities Authority
  (Highland Park
  Hospital); Series 1991
  A RB
  4.80%, 10/01/99(b)       AAA   Aaa          255        257,134
----------------------------------------------------------------
  5.55%, 10/01/06(b)       AAA   Aaa          500        540,305
----------------------------------------------------------------
Illinois Regional Transit
  Authority; Series B RB
  6.30%, 06/01/04(c)(e)    AAA   Aaa        1,000      1,128,390
----------------------------------------------------------------
Joliet (City of);
  Waterworks and Sewer
  Series 1991 RB
  6.95%, 01/01/01(b)       AAA   Aaa          250        263,998
----------------------------------------------------------------
Kane (County of) Public
  Building Commission;
  Unlimited Tax Public
  Building Series B GO
  6.20%, 12/01/99(c)(e)    NRR   NRR          700        713,881
----------------------------------------------------------------
                                                      18,979,238
----------------------------------------------------------------

INDIANA-4.39%

Frankfort Middle School
  Building Corp.;
  Refunding Series 1996
  RB
  5.20%, 01/10/07(b)       AAA   Aaa          295        313,143
----------------------------------------------------------------
Hamilton (County of);
  Optional Income Tax
  Revenue Series 1998 RB
  5.00%, 07/10/08(b)       AAA   Aaa        1,095      1,152,126
----------------------------------------------------------------
Indiana Health Facilities
  Financing Authority
  (Charity Obligated
  Group); Series 1997 D
  RB
  5.00%, 11/01/07(c)       AA+   Aa2        2,470      2,565,836
----------------------------------------------------------------
Indiana Municipal Power
  Agency (Power Supply
  System); Refunding
  Special Obligation
  1st-Crossover B RB
  4.80%, 01/01/09(b)       AAA   Aaa        2,000      2,027,760
----------------------------------------------------------------
Indiana Transportation
  Finance Authority;
  Airport Facilities
  Lease Series A RB
  6.00%, 11/01/01           A     A1          500        527,925
----------------------------------------------------------------
Indiana Transportation
  Finance Authority;
  Highway Series A RB
  5.50%, 06/01/07(b)       AAA   Aaa        1,000      1,084,590
----------------------------------------------------------------

                            RATING(a)       PAR        MARKET
                           S&P  MOODY'S    (000)       VALUE
INDIANA-(CONTINUED)

Warren (City of) School
  Building Corp;
  Refunding First
  Mortgage RB
  4.30%, 01/05/01(b)       AAA   Aaa      $ 1,500   $  1,519,590
----------------------------------------------------------------
  4.50%, 01/05/03(b)       AAA   Aaa        1,500      1,536,270
----------------------------------------------------------------
                                                      10,727,240
----------------------------------------------------------------

IOWA-1.38%

Iowa Student Loan
  Liquidity Corp.;
  Student Loan Series
  1992 A RB
  6.25%, 03/01/00          --    Aa1          500        510,970
----------------------------------------------------------------
Muscatine Iowa Electric;
  Refunding Series RB
  5.00%, 01/01/08           A     A3        2,855      2,857,398
----------------------------------------------------------------
                                                       3,368,368
----------------------------------------------------------------

KANSAS-1.34%

Burlington (City of)
  Environmental
  Improvement (Power and
  Lighting Project);
  Refunding Series K PCR
  4.35%, 09/01/01(c)       A-     A2        1,250      1,253,913
----------------------------------------------------------------
  4.50%, 09/01/03(c)       A-     A2        2,000      2,019,020
----------------------------------------------------------------
                                                       3,272,933
----------------------------------------------------------------

KENTUCKY-0.88%

Carrollton & Henderson
  Public Energy
  Authority; Gas Series B
  RB
  4.20%, 01/01/06(b)       AAA   Aaa        1,000      1,002,280
----------------------------------------------------------------
Kentucky Economic
  Development Finance
  Authority (Ashland
  Hospital Corp); Medical
  Center Refunding and
  Improvement Series RB
  4.50%, 02/01/02(b)       AAA   Aaa          850        866,864
----------------------------------------------------------------
Kentucky State Turnpike
  Authority (Economic
  Development Road
  Revitalization
  Project); RB
  7.125%, 05/15/00(c)(e)   AAA   Aaa          260        274,485
----------------------------------------------------------------
                                                       2,143,629
----------------------------------------------------------------

LOUISIANA-4.74%

Jefferson Parish School
  Board; Sales and Use
  Tax RB
  6.00%, 02/01/04(b)       AAA   Aaa        1,720      1,872,461
----------------------------------------------------------------
Louisiana (State of);
  Series A GO
  6.00%, 04/15/07(b)       AAA   Aaa        5,000      5,582,450
----------------------------------------------------------------
Louisiana Offshore
  Terminal Authority
  (Loop, Inc.); Deepwater
  Port Refunding Series
  1992 RB
  6.00%, 09/01/01           A     A3        1,000      1,041,380
----------------------------------------------------------------
  6.20%, 09/01/03           A     A3        1,000      1,072,530
----------------------------------------------------------------

                            RATING(a)       PAR        MARKET
                           S&P  MOODY'S    (000)       VALUE
LOUISIANA-(CONTINUED)

New Orleans (City of);
  Refunding Certificates
  of Indebtedness Series
  A GO
  4.15%, 08/01/01(b)       AAA   Aaa      $ 2,000   $  2,028,640
----------------------------------------------------------------
                                                      11,597,461
----------------------------------------------------------------

MAINE-1.19%

Maine Financial
  Authority; Electric
  Rate Stabilization
  Refunding Series A RB
  4.50%, 07/01/08(b)       AAA   Aaa        1,830      1,850,588
----------------------------------------------------------------
Regional Waste System
  Inc.; Solid Waste
  Resource Recovery
  Series P RB
  5.25%, 07/01/03          AA     --        1,000      1,052,580
----------------------------------------------------------------
                                                       2,903,168
----------------------------------------------------------------

MASSACHUSETTS-1.03%

Massachusetts State
  Health and Educational
  Facilities Authority
  (Eye and Ear
  Infirmary); Series B RB
  5.00%, 07/01/05           A     --        1,000      1,037,870
----------------------------------------------------------------
Massachusetts Turnpike
  Authority; Metropolitan
  Highway System
  Sub-Series A RB
  5.125%, 01/01/09(b)      --    Aaa        1,000      1,058,470
----------------------------------------------------------------
New England Education
  Loan Marketing Corp.;
  Student Loan Refunding
  Senior Issue 1992 D RB
  6.20%, 09/01/00          --    Aaa          400        413,864
----------------------------------------------------------------
                                                       2,510,204
----------------------------------------------------------------

MICHIGAN-1.65%

Dearborn (City of)
  Economic Development
  Corp. (Oakwood
  Obligated Group);
  Hospital Series 1991 A
  RB
  6.95%, 08/15/01(c)(e)    AAA   Aaa        1,000      1,094,620
----------------------------------------------------------------
Detroit (City of) School
  District; GO
  5.60%, 05/01/01          AA+   Aa2          765        796,778
----------------------------------------------------------------
Michigan State Building
  Authority; Refunding
  Series I RB
  6.40%, 10/01/04          AA    Aa2        2,000      2,157,180
----------------------------------------------------------------
                                                       4,048,578
----------------------------------------------------------------

MINNESOTA-0.32%

Southern Minnesota
  Municipal Power Agency;
  Power Supply System
  Series A RB
  5.60%, 01/01/04          A+     A2          745        793,604
----------------------------------------------------------------

MISSISSIPPI-0.44%

Gulfport (City of);
  Refunding GO
  4.50%, 05/01/07(b)       --    Aaa          515        523,704
----------------------------------------------------------------
  4.55%, 05/01/08(b)       --    Aaa          550        560,219
----------------------------------------------------------------
                                                       1,083,923
----------------------------------------------------------------

                            RATING(a)       PAR        MARKET
                           S&P  MOODY'S    (000)       VALUE
MISSOURI-0.80%

Fort Osage Reorganization
  School District #1
  (Missouri School
  District Direct Deposit
  Program); Series 1997
  GO
  4.95%, 03/01/06          AA    Aa2      $   405   $    424,505
----------------------------------------------------------------
Missouri State Health and
  Educational Facilities
  Authority (Freeman
  Health Systems
  Project); Hospital
  Series RB
  4.85%, 02/15/07(b)        A     --        1,000      1,011,670
----------------------------------------------------------------
  5.00%, 02/15/08(b)        A     --          515        525,310
----------------------------------------------------------------
                                                       1,961,485
----------------------------------------------------------------

MONTANA-0.18%

Montana Higher Education
  Assistance Corp.;
  Student Loan Series
  1992 A RB
  6.60%, 12/01/00          --     A           420        436,859
----------------------------------------------------------------

NEVADA-0.20%

Clark County Improvement
  District No. 65 (Lamb
  Boulevard III); Series
  1992 GO
  6.20%, 12/01/02          AA-    A1          120        124,015
----------------------------------------------------------------
Nevada (State of) (Nevada
  Municipal Bond Bank
  Project Nos. 38-39);
  Limited Tax Series 1992
  A GO
  6.00%, 07/01/01(e)       NRR   NRR          350        368,256
----------------------------------------------------------------
                                                         492,271
----------------------------------------------------------------

NEW JERSEY-1.75%

Gloucester County
  Utilities Authority;
  Sewer Refunding Series
  1991 RB
  6.10%, 01/01/00          AA-    A1          225        229,696
----------------------------------------------------------------
Jersey City (City of)
  (Qualified School
  Bond); GO
  6.40%, 02/15/00          AA    Aa3        1,000      1,027,690
----------------------------------------------------------------
New Jersey Transportation
  Trust Fund Authority;
  Transportation System
  Series 1992 A RB
  5.90%, 06/15/99(e)       NRR   Aaa        1,000      1,005,330
----------------------------------------------------------------
Ocean City (City of); GO
  5.00%, 04/01/09(b)       AAA   Aaa        1,400      1,473,066
----------------------------------------------------------------
Trenton (City of); Fiscal
  Year Adjustment GO
  6.10%, 08/15/02(b)       AAA   Aaa          500        538,360
----------------------------------------------------------------
                                                       4,274,142
----------------------------------------------------------------

NEW MEXICO-1.07%

Albuquerque (City of);
  Joint Water and Sewer
  Series 1990 A RB
  6.00%, 07/01/00(c)(e)    AAA    --        1,000      1,032,380
----------------------------------------------------------------

                            RATING(a)       PAR        MARKET
                           S&P  MOODY'S    (000)       VALUE
NEW MEXICO-(CONTINUED)

Farmington (City of) (San
  Juan Regional Medical
  Center); Hospital
  Series A RB
  5.00%, 06/01/01(b)       --    Aaa      $ 1,015   $  1,044,983
----------------------------------------------------------------
Santa Fe (City of);
  Series 1994 A RB
  5.50%, 06/01/03(e)       AAA   Aaa          500        533,335
----------------------------------------------------------------
                                                       2,610,698
----------------------------------------------------------------

NEW YORK-8.49%

Long Island Power
  Authority (New York
  Electrical Systems);
  Series A RB
  5.25%, 12/01/02          A-    Baa1       1,250      1,306,875
----------------------------------------------------------------
Nassau (County of);
  General Improvement
  Series V GO
  5.15%, 03/01/07(b)       AAA   Aaa        5,000      5,282,000
----------------------------------------------------------------
New York (City of);
  Refunding Series D GO
  5.60%, 11/01/05          A-     A3        5,000      5,389,150
----------------------------------------------------------------
New York (City of);
  Series G GO
  5.90%, 02/01/05          A-     A3        1,150      1,248,072
----------------------------------------------------------------
New York (State of)
  Dormitory Authority;
  Mental Health
  Facilities Series A RB
  6.00%, 02/15/05          A-     A3        1,000      1,093,650
----------------------------------------------------------------
  6.00%, 08/15/07          A-     A3        1,775      1,973,037
----------------------------------------------------------------
New York (State of)
  Dormitory Authority
  (Pace University
  Issue); Series 1997 RB
  6.00%, 07/01/07(b)       AAA   Aaa        1,275      1,428,586
----------------------------------------------------------------
New York (State of)
  Dormitory Authority
  (Upstate Community
  Colleges); Series A RB
  4.375%, 07/01/09(b)      AAA   Aaa        1,000        997,900
----------------------------------------------------------------
New York (State of)
  Medical Care Facilities
  (Hospital & Nursing
  Home); Financial Agency
  Series 1995 A RB
  5.60%, 02/15/05(b)       AAA    --        1,190      1,251,059
----------------------------------------------------------------
Syracuse (City of);
  Public Improvement
  Series B GO
  4.30%, 10/01/03(b)       AAA   Aaa          775        790,841
----------------------------------------------------------------
                                                      20,761,170
----------------------------------------------------------------

NORTH CAROLINA-0.43%

North Carolina Municipal
  Power Agency No. 1
  (Catawba Electric);
  Electrical Refunding
  Series RB
  5.25%, 01/01/07(b)       AAA   Aaa        1,000      1,059,860
----------------------------------------------------------------

NORTH DAKOTA-0.40%

Fargo (City of);
  Refunding Water Series
  1997 RB
  5.50%, 01/01/08(b)       AAA   Aaa          905        979,907
----------------------------------------------------------------

                            RATING(a)       PAR        MARKET
                           S&P  MOODY'S    (000)       VALUE
OHIO-2.77%

Franklin (County of);
  1991 Issue GO
  6.30%, 12/01/01(c)(e)    NRR   NRR      $ 1,500   $  1,630,800
----------------------------------------------------------------
Greene (County of); Water
  System Series A RB
  5.45%, 12/01/06(b)       AAA   Aaa          585        634,795
----------------------------------------------------------------
Hilliard City School
  District; School
  Improvement Refunding
  Series 1992 GO
  6.05%, 12/01/00(b)       AAA   Aaa          500        521,670
----------------------------------------------------------------
  6.15%, 12/01/01(b)       AAA   Aaa          250        266,305
----------------------------------------------------------------
Lucas County (St.
  Vincent's Medical
  Center); Hospital
  Series A RB
  6.75%, 08/15/20(b)       AAA   Aaa        2,000      2,122,160
----------------------------------------------------------------
Ohio (State of)
  (Elementary & Secondary
  Education Facilities);
  Series 1997 RB
  5.10%, 12/01/05          AA-   Aa3        1,500      1,593,660
----------------------------------------------------------------
                                                       6,769,390
----------------------------------------------------------------

OKLAHOMA-1.18%

Norman (City of) Hospital
  Authority; Refunding
  Series A RB
  5.20%, 09/01/06(b)       AAA   Aaa          310        331,774
----------------------------------------------------------------
  5.30%, 09/01/07(b)       AAA   Aaa        1,090      1,174,911
----------------------------------------------------------------
Oklahoma Housing Finance
  Agency; Single Family
  Mortgage Series A RB
  6.55%, 03/01/00(b)       AAA   Aaa           95         97,634
----------------------------------------------------------------
Southern Oklahoma
  Memorial Hospital
  Authority; Hospital
  Series 1993 A RB
  5.60%, 02/01/00(e)       NRR   NRR        1,250      1,274,525
----------------------------------------------------------------
                                                       2,878,844
----------------------------------------------------------------

OREGON-2.11%

Cow Creek Band (Umpqua
  Tribe of Indians);
  Series B RB
  4.25%, 07/01/03(b)       AAA   Aaa        1,265      1,288,504
----------------------------------------------------------------
Grande Ronde (City of)
  Community Confederated
  Tribes (Governmental
  Facilities and
  Infrastructure);
  Unlimited Tax Series
  1997 GO
  5.00%, 12/01/07(b)       AAA   Aaa        1,145      1,211,673
----------------------------------------------------------------
Portland (City of); Sewer
  System Series 1994 A RB
  5.45%, 06/01/03          A+     A1        1,065      1,131,861
----------------------------------------------------------------
  5.55%, 06/01/04          A+     A1          500        537,180
----------------------------------------------------------------
Salem Oregon Hospital
  Facilities Authority
  (Salem Hospital);
  Series RB
  4.20%, 08/15/08          AA-    --        1,000        988,520
----------------------------------------------------------------
                                                       5,157,738
----------------------------------------------------------------

                            RATING(a)       PAR        MARKET
                           S&P  MOODY'S    (000)       VALUE
PENNSYLVANIA-2.45%

Fayette County
  Pennsylvania Hospital
  Authority (Union Town
  Hospital); Refunding
  Series RB
  4.85%, 06/15/01(b)       AAA    --      $ 1,000   $  1,026,070
----------------------------------------------------------------
Lackawanna (County of);
  Series A GO
  4.40%, 01/01/09(b)       AAA   Aaa          510        509,969
----------------------------------------------------------------
Pennsylvania (State of)
  Higher Educational
  Facilities Authority
  (UPMC Health System);
  Series A RB
  5.00%, 08/01/09(b)       AAA   Aaa        2,000      2,086,740
----------------------------------------------------------------
York (City of) General
  Authority; RB
  3.10%, 09/01/26(d)       A1     --        2,369      2,369,000
----------------------------------------------------------------
                                                       5,991,779
----------------------------------------------------------------

RHODE ISLAND-0.44%

Rhode Island (State of);
  Refunding Series 1992 A
  GO
  6.10%, 06/15/03(b)       AAA   Aaa        1,000      1,084,610
----------------------------------------------------------------

SOUTH CAROLINA-1.24%

Charleston (County of)
  (Care Alliance Health
  Services); Series A RB
  4.40%, 08/15/08(b)       AAA   Aaa        3,000      3,025,080
----------------------------------------------------------------

SOUTH DAKOTA-0.85%

Rapid City (City of);
  Sales Tax Series 1995 A
  RB
  5.60%, 06/01/05(b)       AAA   Aaa          255        275,599
----------------------------------------------------------------
South Dakota Health and
  Education Facility
  (McKennan Hospital);
  Refunding Series 1996
  RB
  5.40%, 07/01/06(b)       AAA   Aaa        1,680      1,799,146
----------------------------------------------------------------
                                                       2,074,745
----------------------------------------------------------------

TENNESSEE-2.36%

Monroe (County of); High
  School Refunding Series
  GO
  4.25%, 05/01/03(b)       --    Aaa          500        509,345
----------------------------------------------------------------
Nashville and Davidson
  (County of) Health and
  Education Facilities
  Board (Meharry Medical
  College); RB
  7.875%, 12/01/04(e)      NRR   Aaa          890        993,694
----------------------------------------------------------------
Nashville and Davidson
  (County of) Health and
  Education Facilities
  Board (Multifamily
  Housing Project);
  Series 1996 RB
  5.50%, 01/01/07(c)       AAA    --        2,700      2,847,474
----------------------------------------------------------------

                            RATING(a)       PAR        MARKET
                           S&P  MOODY'S    (000)       VALUE
TENNESSEE-(CONTINUED)

Tennessee Housing
  Development Agency;
  Mortgage Financing
  Refunding Series 1993 A
  RB
  5.65%, 01/01/07          A+     A1      $ 1,360   $  1,415,610
----------------------------------------------------------------
                                                       5,766,123
----------------------------------------------------------------

TEXAS-7.72%

Alamo Community College
  District; Series 1990
  GO
  6.90%, 02/15/00(c)(e)    --    Aaa          500        515,730
----------------------------------------------------------------
Beaumont (City of)
  Waterworks & Sewer
  System; Refunding RB
  5.25%, 09/01/08(b)       AAA   Aaa        1,280      1,368,077
----------------------------------------------------------------
Bexar (County of) Housing
  Financial Authority;
  Multifamily Refunding
  Series RB
  3.00%, 09/15/26(d)       A1+    --          374        374,000
----------------------------------------------------------------
Comal County Industrial
  Development Authority
  (The Coleman Company,
  Inc. Project); Series
  1980 IDR
  9.25%, 08/01/00(e)       NRR   NRR          315        328,312
----------------------------------------------------------------
Conroe (City of)
  Independent School
  District; Unlimited
  School Tax GO
  7.375%, 02/01/01(b)      --    Aaa          115        122,570
----------------------------------------------------------------
Gatesville Independent
  School District;
  Unlimited Tax School
  Building and Refunding
  Series 1995 RB
  5.80%, 02/01/03(b)       --    Aaa          485        517,733
----------------------------------------------------------------
Harris (County of) (Port
  of Houston Authority);
  RB
  5.75%, 05/01/02           A     A         1,070      1,081,973
----------------------------------------------------------------
  5.75%, 05/01/02(b)       AAA   Aaa        1,055      1,067,312
----------------------------------------------------------------
Harris County Health
  Facilities Development
  Corp. (Memorial
  Hospital System
  Project); Hospital
  Series 1992 RB
  6.70%, 06/01/00(e)       NRR   NRR        1,000      1,036,940
----------------------------------------------------------------
Harris County Health
  Facilities Development
  Corp. (School Health
  Care System Project);
  Series B RB
  5.10%, 07/01/06          AA    Aa3        1,000      1,041,650
----------------------------------------------------------------
Katy (City of)
  Independent School
  District; Refunding
  Series A GO
  5.00%, 02/15/09(b)       AAA   Aaa        1,000      1,045,810
----------------------------------------------------------------
Keller (City of)
  Independent School
  District; Series 1994
  Certificates of
  Participation
  5.75%, 08/15/01(b)       AAA   Aaa          915        959,048
----------------------------------------------------------------
Kerrville (City of);
  Electric System
  Refunding Series 1991
  RB
  6.375%, 11/01/01(b)      AAA   Aaa          185        197,909
----------------------------------------------------------------

                            RATING(a)       PAR        MARKET
                           S&P  MOODY'S    (000)       VALUE
TEXAS-(CONTINUED)

La Marque Independent
  School District;
  Unlimited Schoolhouse
  Tax Series 1992 GO
  7.50%, 08/15/99(b)       AAA   Aaa      $   575   $    583,901
----------------------------------------------------------------
  7.50%, 08/15/02(b)       AAA   Aaa          750        837,173
----------------------------------------------------------------
Lubbock Health Facility
  Development Corp.;
  Methodist Hospital
  Refunding Series 1993 B
  RB
  5.40%, 12/01/05(b)       AAA   Aaa          500        541,115
----------------------------------------------------------------
Plano Independent School
  District; GO
  5.80%, 02/15/05(b)       AAA   Aaa        2,025      2,176,065
----------------------------------------------------------------
Tarrant (County of)
  Housing Finance Corp.
  (Arbors on Park II);
  Multifamily Housing
  Series RB
  5.05%, 12/01/07          AAA    --        1,465      1,492,293
----------------------------------------------------------------
Temple (City of) (Bell
  County); Refunding
  Series 1992 GO
  5.80%, 02/01/01(b)       AAA   Aaa          250        259,587
----------------------------------------------------------------
Texas Municipal Power
  Agency; RB
  5.75%, 09/01/02(c)(e)    AAA   Aaa        1,000      1,064,940
----------------------------------------------------------------
Texas Turnpike Authority
  (Addison Airport Toll
  Tunnel Project); Dallas
  North Tollway Series
  1994 RB
  6.30%, 01/01/05(b)       AAA   Aaa          500        555,680
----------------------------------------------------------------
University Texas
  (Financing System);
  Series B RB
  4.80%, 08/15/09          AAA   Aa1        1,650      1,706,496
----------------------------------------------------------------
                                                      18,874,314
----------------------------------------------------------------

UTAH-0.87%

Intermountain Power
  Agency (Utah Power
  Supply); Refunding
  Series 1997 B RB
  6.00%, 07/01/07(b)       AAA   Aaa        1,000      1,116,780
----------------------------------------------------------------
Utah (State of) (Board of
  Water Resources
  Program); Revolving
  Fund Recapitalization
  Series 1992 B RB
  6.10%, 04/01/02          AA     --          500        534,355
----------------------------------------------------------------
Utah Municipal Finance
  Cooperative (Pooled
  Capital Improvement
  Financing Program)
  (University Hospital
  Project); Local
  Government Series 1991
  RB
  6.50%, 05/15/99(e)       NRR   NRR          475        476,705
----------------------------------------------------------------
                                                       2,127,840
----------------------------------------------------------------

                            RATING(a)       PAR        MARKET
                           S&P  MOODY'S    (000)       VALUE
VIRGINIA-1.03%

Medical College of
  Hampton Roads; General
  Refunding Series 1991 A
  RB
  6.00%, 11/15/99          A-     --      $   605   $    614,916
----------------------------------------------------------------
Norfolk (City of)
  Redevelopment and
  Housing Authority
  (State Board for
  Community
  Colleges-Tidewater);
  Educational Facility
  Series 1995 RB
  5.30%, 11/01/04          AA     Aa          535        571,326
----------------------------------------------------------------
  5.40%, 11/01/05          AA     Aa          500        537,685
----------------------------------------------------------------
Portsmouth (City of);
  Port Improvement
  Unlimited Tax Refunding
  GO
  6.40%, 11/01/03          AA-    A3          300        324,900
----------------------------------------------------------------
Portsmouth (City of);
  Public Utility
  Refunding Series 1992
  GO
  5.90%, 11/01/01          AA-    A3          450        476,874
----------------------------------------------------------------
                                                       2,525,701
----------------------------------------------------------------

WASHINGTON-2.53%

King (County of); Series
  A RB
  5.80%, 01/01/04(c)(e)    NRR   NRR        1,000      1,096,660
----------------------------------------------------------------
Seattle (City of);
  Limited Tax Refunding
  Series GO
  6.40%, 10/01/01(e)       NRR   NRR          250        266,810
----------------------------------------------------------------
Seattle (Port of); Series
  1992 A RB
  6.00%, 11/01/01          AA-   Aa3          500        529,815
----------------------------------------------------------------
Snohomish (County of)
  Public Utilities
  District #1; RB
  5.70%, 01/01/06(b)       AAA   Aaa        4,000      4,288,080
----------------------------------------------------------------
                                                       6,181,365
----------------------------------------------------------------

                            RATING(a)       PAR        MARKET
                           S&P  MOODY'S    (000)       VALUE
WISCONSIN-3.14%

Oak Creek (City of)
  (Waterworks Systems);
  Bond Anticipation Notes
  3.90%, 09/01/00          --   MIG-1     $ 1,000   $  1,007,910
----------------------------------------------------------------
Wisconsin (State of);
  Series A GO
  5.75%, 05/01/99          AA    Aa2        1,000      1,001,850
----------------------------------------------------------------
Wisconsin (State of)
  Health & Educational
  Facilities Authority
  (Charity Obligation
  Group); Hospital Series
  1997 D RB
  4.90%, 11/01/05(c)       AA+  VMIG-1      2,190      2,269,519
----------------------------------------------------------------
Wisconsin (State of)
  Health & Educational
  Facilities Authority
  (Marshfield Clinic); RB
  5.20%, 02/15/07(b)       AAA   Aaa        3,210      3,394,157
----------------------------------------------------------------
                                                       7,673,436
----------------------------------------------------------------

WYOMING-0.42%

Wyoming Building Corp.;
  RB,
  4.25%, 10/01/01          AAA   Aaa        1,000      1,018,660
----------------------------------------------------------------

TOTAL INVESTMENTS-98.81%

  (Total Cost
  $233,595,580)                                      241,600,968
----------------------------------------------------------------

OTHER ASSETS LESS
  LIABILITIES-1.19%                                    2,898,501
----------------------------------------------------------------

NET ASSETS-100.00%                                  $244,499,469
----------------------------------------------------------------

Investment Abbreviations:

GO   - General Obligation Bonds
IDR  - Industrial Development Revenue Bonds
NRR  - Not re-rated
PCR  - Pollution Control Revenue Bonds
RB   - Revenue Bonds

Notes to Schedule of Investments:

(a) Ratings assigned by Moody's Investors Service, Inc. ("MOODY'S")and Standard & Poor's Corporation ("S&P"). NRR indicates a security that is not re-rated subsequent to funding of an escrow fund (consisting of U.S. Treasury obligations); this funding is pursuant to an advance refunding of the security. Ratings are not covered by Independent Auditors' Report.
(b) Secured by bond insurance.
(c) Security has an outstanding irrevocable call or mandatory put by the issuer. Market value and maturity date reflect such call or put.
(d) Payable on demand by the Fund at specified frequencies no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on March 31, 1999.
(e) Secured by an escrow fund of U.S. Treasury obligations.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

MARCH 31, 1999

ASSETS:

Investments, at market value (cost
  $233,595,580)                            $  241,600,968
---------------------------------------------------------
Receivables for:
  Capital stock sold                            1,917,967
---------------------------------------------------------
  Interest                                      3,175,789
---------------------------------------------------------
Investment for deferred compensation plan          23,346
---------------------------------------------------------
Other assets                                       37,321
---------------------------------------------------------
    Total assets                              246,755,391
---------------------------------------------------------

LIABILITIES:

Payables for:
  Investments purchased                         1,507,514
---------------------------------------------------------
  Capital stock reacquired                        239,462
---------------------------------------------------------
  Dividends                                       389,802
---------------------------------------------------------
  Deferred compensation plan                       23,346
---------------------------------------------------------
Accrued administrative services fees                4,368
---------------------------------------------------------
Accrued advisory fees                              60,336
---------------------------------------------------------
Accrued directors' fees                             2,335
---------------------------------------------------------
Accrued transfer agent fees                         5,793
---------------------------------------------------------
Accrued operating expenses                         22,966
---------------------------------------------------------
    Total liabilities                           2,255,922
---------------------------------------------------------
Net assets applicable to shares
  outstanding                              $  244,499,469
---------------------------------------------------------

CAPITAL STOCK, $0.001 PAR VALUE PER
  SHARE:

  Authorized                                1,000,000,000
---------------------------------------------------------
  Outstanding                                  21,976,179
---------------------------------------------------------
Net asset value and redemption price per
  share                                    $        11.13
---------------------------------------------------------
Offering price per share:
  (Net asset value of $11.13 divided
    by 99.00%)                             $        11.24
---------------------------------------------------------


STATEMENT OF OPERATIONS

FOR THE YEAR ENDED MARCH 31, 1999

INVESTMENT INCOME:

Interest income                              $10,136,837
--------------------------------------------------------

EXPENSES:

Advisory fees                                    623,357
--------------------------------------------------------
Administrative services fees                      50,951
--------------------------------------------------------
Custodian fees                                    10,503
--------------------------------------------------------
Transfer agent fees                               64,498
--------------------------------------------------------
Registration and filing fees                      78,837
--------------------------------------------------------
Directors' fees                                   11,207
--------------------------------------------------------
Interest                                          22,020
--------------------------------------------------------
Other                                             99,598
--------------------------------------------------------
       Total expenses                            960,971
--------------------------------------------------------
Less: Expenses paid indirectly                    (2,369)
--------------------------------------------------------
       Net expenses                              958,602
--------------------------------------------------------
Net investment income                          9,178,235
--------------------------------------------------------

REALIZED AND UNREALIZED GAIN ON INVESTMENT
  SECURITIES:

Net realized gain on sales of investment
  securities                                     409,752
--------------------------------------------------------
Net unrealized appreciation of investment
  securities                                     966,924
--------------------------------------------------------
       Net gain on investment securities       1,376,676
--------------------------------------------------------
Net increase in net assets resulting from
  operations                                 $10,554,911
--------------------------------------------------------

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED MARCH 31, 1999 AND 1998

                                                                   1999             1998
                                                              --------------    ------------
OPERATIONS:

  Net investment income                                        $  9,178,235     $  8,621,404
--------------------------------------------------------------------------------------------
  Net realized gain (loss) on sales of investment securities        409,752          (31,582)
--------------------------------------------------------------------------------------------
  Net unrealized appreciation of investment securities              966,924        5,402,954
--------------------------------------------------------------------------------------------
       Net increase in net assets resulting from operations      10,554,911       13,992,776
--------------------------------------------------------------------------------------------
Dividends to shareholders from net investment income             (9,191,201)      (8,634,206)
--------------------------------------------------------------------------------------------
Distributions in excess of net investment income                    (47,638)          (3,932)
--------------------------------------------------------------------------------------------
Net increase from capital stock transactions                     42,214,423       22,272,556
--------------------------------------------------------------------------------------------
       Net increase in net assets                                43,530,495       27,627,194
--------------------------------------------------------------------------------------------

NET ASSETS:

  Beginning of period                                           200,968,974      173,341,780
--------------------------------------------------------------------------------------------
  End of period                                                $244,499,469     $200,968,974
--------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF:

  Capital (par value and additional paid-in)                   $237,244,429     $195,083,906
--------------------------------------------------------------------------------------------
  Undistributed net investment income                               (24,189)         (17,485)
--------------------------------------------------------------------------------------------
  Undistributed realized gain (loss) on sales of investment
    securities                                                     (726,159)      (1,135,911)
--------------------------------------------------------------------------------------------
  Unrealized appreciation of investment securities                8,005,388        7,038,464
--------------------------------------------------------------------------------------------
                                                               $244,499,469     $200,968,974
--------------------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

MARCH 31, 1999

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

AIM Tax-Exempt Funds, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Company is organized as a Maryland corporation consisting of four separate portfolios: AIM Tax-Free Intermediate Fund, AIM High Income Municipal Fund, AIM Tax-Exempt Cash Fund and AIM Tax-Exempt Bond Fund of Connecticut. Matters affecting each portfolio are voted on exclusively by the shareholders of such portfolio. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to AIM Tax-Free Intermediate Fund (the "Fund"). The investment objective of the Fund is to generate as high a level of tax-exempt income as is consistent with preservation of capital by investing in high quality, intermediate-term municipal securities having a maturity of ten and one-half years or less.
  The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
A. Security Valuations -- Portfolio securities are valued based on market quotations or at fair value determined by a pricing service approved by the Company's Board of Directors, provided that securities with a demand feature exercisable within one to seven days are valued at par. Prices provided by the pricing service represent valuations of the mean between current bid and asked market prices which may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Portfolio securities for which prices are not provided by the pricing service are valued at the mean between the last available bid and asked prices, unless the Board of Directors or its designees determines that the mean between the last available bid and asked prices does not accurately reflect the current market value of the security. Securities for which market quotations either are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Company's officers in accordance with methods which are specifically authorized by the Board of Directors. Notwithstanding the above, short-term obligations with maturities of sixty days or less are valued at amortized cost.
B. Securities Transactions and Investment Income -- Securities transactions are recorded on a trade date basis. Realized gains and losses are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and original issue discounts, is earned from settlement date and is recorded on the accrual basis. On March 31, 1999, undistributed income was increased and paid-in capital was decreased by $53,900 in order to comply with the requirements of the American Institute of Certified Public Accountants Statement of Position 93-2. Net assets of the Fund were unaffected by the reclassification discussed above.
C. Dividends and Distributions to Shareholders -- It is the policy of the Fund to declare daily dividends from net investment income. Such dividends are paid monthly. Net realized capital gains (including net short-term capital gains and market discounts), if any, are distributed annually. D. Federal Income Taxes -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. The Fund has a capital loss carryforward (which may be carried forward to offset future taxable capital gains, if any) of $717,161, which expires, if not previously utilized, in the year 2006. The Fund cannot distribute capital gains to shareholders until the tax loss carryforwards have been utilized. In addition, the Fund intends to invest in such municipal securities to allow it to qualify to pay "exempt interest dividends," as defined in the Internal Revenue Code.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Company has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.30% of the first $500 million of the Fund's average daily net assets, plus 0.25% of the Fund's average daily net assets in excess of $500 million, but not in excess of $1 billion, plus 0.20% of the Fund's average daily net assets in excess of $1 billion.
  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to reimburse AIM for certain costs incurred in providing accounting services to the Fund. During the year ended March 31, 1999, the Fund reimbursed AIM $50,951 for such services.
  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agent and shareholder services to the Fund. During the year ended March 31, 1999, the Fund paid AFS $41,409 for such services.
  The Company has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") pursuant to which AIM Distributors serves as the distributor for the Fund. AIM Distributors received commissions of $28,272 from sales of capital stock during the year ended March 31, 1999. Such commissions are not an expense of the Company. They are deducted from, and are not included in, the proceeds from sales of capital stock. Certain officers and directors of the Company are officers of AIM, AFS and AIM Distributors.
  During the year ended March 31, 1999, the Fund paid legal fees of $3,745 for services rendered by Kramer, Levin, Naftalis & Frankel as counsel to the Board of Directors. A member of that firm is a director of the Company.

NOTE 3-INDIRECT EXPENSES

For the year ended March 31, 1999, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $2,369, under an expense offset arrangement. The effect of the above arrangement resulted in a reduction of the Fund's total expenses of $2,369 for the year ended March 31, 1999.

NOTE 4-DIRECTORS' FEES

Directors' fees represent remuneration paid or accrued to each director who is not an "interested person" of AIM. The Company may invest directors' fees, if so elected by a director, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 5-BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by The Chase Manhattan Bank. The Fund may borrow up to the lesser of (i) $1,000,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. Interest on borrowings under the line of credit is payable on maturity or prepayment date. Prior to an amendment of the line of credit on May 1, 1998, the Fund was limited to borrowings up to the lesser of i) $500,000,000 or ii) the limits set by its prospectus for borrowings. During the year ended March 31, 1999, the fund did borrow minimal amounts under the line of credit agreement. Interest expense for the year ended March 31, 1999 was $22,020. The funds which are parties to the line of credit are charged a commitment fee of 0.05% on the unused balance of the committed line. The commitment fee is allocated among such funds based on their respective average net assets for the period.

NOTE 6-INVESTMENT SECURITIES
The aggregate amount of investment securities (other than short-term securities) purchased and sold during the year ended March 31, 1999 was $101,993,570 and $63,844,331, respectively.
  The amount of unrealized appreciation (depreciation) of investment securities as of March 31, 1999 is as follows:

Aggregate unrealized appreciation of
  investment securities                        $8,027,965
---------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                           (22,577)
---------------------------------------------------------
Net unrealized appreciation of investment
  securities                                   $8,005,388
---------------------------------------------------------
Investments have the same cost for tax and financial
  statement purposes.

NOTE 7-CAPITAL STOCK

Changes in capital stock outstanding during the years ended March 31, 1999 and 1998 were as follows:

                                                                        1999                        1998
                                                              -------------------------   -------------------------
                                                                SHARES        AMOUNT        SHARES        AMOUNT
                                                              ----------   ------------   ----------   ------------
Sold                                                          11,532,083   $128,215,321    4,891,415   $ 53,561,920
-------------------------------------------------------------------------------------------------------------------
Issued as reinvestment of dividends                              488,076      5,429,472      411,422      4,509,891
-------------------------------------------------------------------------------------------------------------------
Reacquired                                                    (8,238,608)   (91,430,370)  (3,262,778)   (35,799,255)
-------------------------------------------------------------------------------------------------------------------
                                                               3,781,551   $ 42,214,423    2,040,059   $ 22,272,556
-------------------------------------------------------------------------------------------------------------------

NOTE 8- FINANCIAL HIGHLIGHTS

Shown below are the financial highlights for a share of capital stock outstanding during and each of the years in the five-year period ended March 31, 1999.

                                                                   1999          1998        1997       1996       1995
                                                              --------------   --------    --------    -------    -------
Net asset value, beginning of period                             $  11.05      $  10.73      $10.79     $10.67     $10.62
------------------------------------------------------------     --------      --------    --------    -------    -------
Income from investment operations:
    Net investment income                                            0.49          0.50        0.50       0.52       0.49
------------------------------------------------------------     --------      --------    --------    -------    -------
    Net gains (losses) on securities (both realized and
      unrealized)                                                    0.08          0.32       (0.04)      0.12       0.04
------------------------------------------------------------     --------      --------    --------    -------    -------
        Total from investment operations                             0.57          0.82        0.46       0.64       0.53
------------------------------------------------------------     --------      --------    --------    -------    -------
Less distributions:
    Dividends from net investment income                            (0.49)        (0.50)      (0.52)     (0.52)     (0.48)
------------------------------------------------------------     --------      --------    --------    -------    -------
        Total distributions                                         (0.49)        (0.50)      (0.52)     (0.52)     (0.48)
------------------------------------------------------------     --------      --------    --------    -------    -------
Net asset value, end of period                                   $  11.13      $  11.05      $10.73     $10.79     $10.67
============================================================     ========      ========    ========    =======    =======
Total return(a)                                                      5.27%         7.79%       4.33%      6.06%      5.17%
============================================================     ========      ========    ========    =======    =======
Ratios/supplemental data:
Net assets, end of period (000s omitted)                         $244,499      $200,969    $173,342    $83,066    $82,355
============================================================     ========      ========    ========    =======    =======
Ratio of expenses (exclusive of interest) to average net
  assets                                                             0.46%         0.45%       0.56%      0.65%      0.59%
============================================================     ========      ========    ========    =======    =======
Ratio of net investment income to average net assets                 4.43%         4.56%       4.63%      4.81%      4.65%
============================================================     ========      ========    ========    =======    =======
Portfolio turnover rate                                                32%           22%         26%        32%        75%
============================================================     ========      ========    ========    =======    =======

(a) Does not deduct sales charges.
(b) Ratios are based on average net assets of $207,785,779.
--------------------------------------------------------------------------------

                    INDEPENDENT AUDITORS' REPORT

                    The Board of Trustees and Shareholders of
                    AIM Tax-Exempt Funds, Inc.:

                    We have audited the accompanying statement of assets and liabilities of AIM Tax-Free Intermediate Fund (a portfolio of AIM Tax-Exempt Funds, Inc.), including the schedule of investments, as of March 31, 1999, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

                    We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 1999, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

                    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM Tax-Free Intermediate Fund as of March 31, 1999, the results of its operations for the year then ended, changes in its net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended, in conformity with generally accepted accounting principles.

                                                            KPMG LLP

                    Houston, Texas
                    May 7, 1999



BOARD OF DIRECTORS                                   OFFICERS                                  OFFICE OF THE FUND
Charles T. Bauer                                     Charles T. Bauer                          11 Greenway Plaza
Chairman                                             Chairman                                  Suite 100
A I M Management Group Inc.                                                                    Houston, TX 77046
                                                     Robert H. Graham
Bruce L. Crockett                                    President                                 INVESTMENT ADVISOR
Director
ACE Limited;                                         Carol F. Relihan                          A I M Advisors, Inc.
Formerly Director, President, and                    Senior Vice President and Secretary       11 Greenway Plaza
Chief Executive Officer                                                                        Suite 100
COMSAT Corporation                                   Gary T. Crum                              Houston, TX 77046
                                                     Senior Vice President
Owen Daly II                                                                                   TRANSFER AGENT
Director                                             Dana R. Sutton
Cortland Trust Inc.                                  Vice President and Treasurer              A I M Fund Services, Inc.
                                                                                               P.O. Box 4739
Edward K. Dunn Jr.                                   Stuart W. Coco                            Houston, TX 77210-4739
Chairman, Mercantile Mortgage Corp.;                 Vice President
Formerly Vice Chairman and President,                                                          CUSTODIAN
Mercantile-Safe Deposit & Trust Co.; and             Melville B. Cox
President, Mercantile Bankshares                     Vice President                            The Bank of New York
                                                                                               90 Washington Street
Jack Fields                                          Karen Dunn Kelley                         11th Floor
Chief Executive Officer                              Vice President                            New York, NY 10286
Texana Global, Inc.;
Formerly Member                                      J. Abott Sprague                          COUNSEL TO THE FUND
of the U.S. House of Representatives                 Vice President
                                                                                               Ballard Spahr
Carl Frischling                                      Mary J. Benson                            Andrews & Ingersoll, LLP
Partner                                              Assistant Vice President and              1735 Market Street
Kramer, Levin, Naftalis & Frankel LLP                Assistant Treasurer                       Philadelphia, PA 19103

Robert H. Graham                                     Sheri Morris                              COUNSEL TO THE DIRECTORS
President and Chief Executive Officer                Assistant Vice President and
A I M Management Group Inc.                          Assistant Treasurer                       Kramer, Levin, Naftalis & Frankel LLP
                                                                                               919 Third Avenue
Prema Mathai-Davis                                   Renee A. Friedli                          New York, NY 10022
Chief Executive Officer, YWCA of the U.S.A.;         Assistant Secretary
Commissioner, New York City Dept. for the                                                      DISTRIBUTOR
Aging; and member of the Board of Directors,         P. Michelle Grace
Metropolitan Transportation Authority of             Assistant Secretary                       Fund Management Company
New York State                                                                                 11 Greenway Plaza
                                                     Jeffrey H. Kupor                          Suite 100
Lewis F. Pennock                                     Assistant Secretary                       Houston, TX 77046
Attorney
                                                     Nancy L. Martin                           AUDITORS
Louis S. Sklar                                       Assistant Secretary
Executive Vice President                                                                       KPMG LLP
Hines Interests                                      Ofelia M. Mayo                            700 Louisiana
Limited Partnership                                  Assistant Secretary                       Houston, TX 77002

                                                     Lisa A. Moss
                                                     Assistant Secretary

                                                     Kathleen J. Pflueger
                                                     Assistant Secretary

                                                     Samuel D. Sirko
                                                     Assistant Secretary

                                                     Stephen I. Winer
                                                     Assistant Secretary

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REQUIRED FEDERAL INCOME TAX INFORMATION

We are required by Internal Revenue Code to advise you within 60 days of the Fund's fiscal year end as to the federal tax status of dividends paid by the Fund during its fiscal year ended March 31, 1999.

AIM Tax-Free Intermediate Fund paid ordinary dividends in the amounts of $0.492 per share during its tax year ended March 31, 1999. Of this amount, 99.50% qualified as tax-exempt interest dividends for federal income tax purposes.

For the purpose of preparing your annual federal income tax returns, however, you should report the amounts as reflected on the appropriate Form 1099-DIV.

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                                                            THE AIM FAMILY OF FUNDS--Registered Trademark--



GROWTH FUNDS                                 INTERNATIONAL GROWTH FUNDS               A I M Management Group Inc. has provided
AIM Aggressive Growth Fund(1)                AIM Advisor International Value Fund     leadership in the mutual fund industry since
AIM Blue Chip Fund                           AIM Asian Growth Fund                    1976 and managed approximately $112 billion
AIM Capital Development Fund                 AIM Developing Markets Fund(2)           in assets for more than 6.3 million
AIM Constellation Fund                       AIM Europe Growth Fund(2)                shareholders, including individual investors,
AIM Large Cap Growth Fund                    AIM European Development Fund            corporate clients and financial institutions,
AIM Mid Cap Equity Fund(2), (A)              AIM International Equity Fund            as of March 31, 1999.
AIM Mid Cap Opportunities Fund               AIM Japan Growth Fund(2)                    The AIM Family of Funds--Registered
AIM Select Growth Fund(3)                    AIM Latin American Growth Fund(2)        Trademark--is distributed nationwide, and AIM
AIM Small Cap Growth Fund(2), (B)            AIM New Pacific Growth Fund(2)           today is the 10th-largest mutual fund complex
AIM Small Cap Opportunities Fund                                                      in the U.S. in assets under management,
AIM Value Fund                               GLOBAL GROWTH FUNDS                      according to Strategic Insight, an
AIM Weingarten Fund                          AIM Global Aggressive Growth Fund        independent mutual fund monitor.
                                             AIM Global Growth Fund
GROWTH & INCOME FUNDS
AIM Advisor Flex Fund                        GLOBAL GROWTH & INCOME FUNDS
AIM Advisor Large Cap Value Fund             AIM Global Growth & Income Fund(2)
AIM Advisor MultiFlex Fund                   AIM Global Utilities Fund
AIM Advisor Real Estate Fund
AIM Balanced Fund                            GLOBAL INCOME FUNDS
AIM Basic Value Fund(2), (C)                 AIM Emerging Markets Debt Fund(2), (D)
AIM Charter Fund                             AIM Global Government Income Fund(2)
                                             AIM Global Income Fund
INCOME FUNDS                                 AIM Strategic Income Fund(2)
AIM Floating Rate Fund(2)
AIM High Yield Fund                          THEME FUNDS
AIM High Yield Fund II                       AIM Global Consumer Products and Services Fund(2)
AIM Income Fund                              AIM Global Financial Services Fund(2)
AIM Intermediate Government Fund             AIM Global Health Care Fund(2)
AIM Limited Maturity Treasury Fund           AIM Global Infrastructure Fund(2)
                                             AIM Global Resources Fund(2)
TAX-FREE INCOME FUNDS                        AIM Global Telecommunications Fund(2)
AIM High Income Municipal Fund               AIM Global Trends Fund(2), (E)
AIM Municipal Bond Fund
AIM Tax-Exempt Bond Fund of Connecticut
AIM Tax-Free Intermediate Fund

MONEY MARKET FUNDS
AIM Money Market Fund
AIM Tax-Exempt Cash Fund
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(1) AIM Aggressive Growth Fund reopened to new investors November 16, 1998. (2)
Effective May 29, 1998, A I M Advisors, Inc. became advisor to the former GT Global Funds. (3) On May 1, 1998, AIM Growth Fund was renamed AIM Select Growth Fund. (A) On September 8, 1998, AIM Mid Cap Growth Fund was renamed AIM Mid Cap Equity Fund. (B) On September 8, 1998, AIM Small Cap Equity Fund was renamed AIM Small Cap Growth Fund. (C) On September 8, 1998, AIM America Value Fund was renamed AIM Basic Value Fund. (D) On September 8, 1998, AIM Global High Income Fund was renamed AIM Emerging Markets Debt Fund. (E) On September 8, 1998, AIM New Dimension Fund was renamed AIM Global Trends Fund. For more complete information about any AIM Fund(s), including sales charges and expenses, ask your financial consultant or securities dealer for a free prospectus(es). Please read the prospectus(es) carefully before you invest or send money.


                            [AIM LOGO APPEARS HERE]

                 Invest with DISCIPLINE--Registered Trademark--